Commitments and Contingencies	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.          Commitments and Contingencies
a.Letter of credit facilities
At March 31, 2026, the Company had the following letter of credit facilities:

	March 31, 2026
Bank	Commitment	In Use	Date of Expiry
Lloyds Bank plc(1)(2)
Unsecured	$20.0	$6.9	September 21, 2028
Secured	115.0	24.9	September 21, 2028
Total Lloyds Bank Plc	135.0	31.8
Citibank N.A. London branch(1)(2)
Secured	70.0	16.3	December 31, 2026
Total Citibank N.A. London branch	70.0	16.3
Barclays Bank plc(1)(2)
Unsecured	20.0	11.4	September 13, 2028
Secured	115.0	28.6	September 13, 2028
Total Barclays Bank plc	135.0	40.0
Bank of Montreal(1)(2)
Unsecured	40.0	6.8	September 18, 2026
Secured	100.0	30.0	September 18, 2026
Total Bank of Montreal	140.0	36.8
Total letters of credit facilities	$480.0	$124.9
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(1)Letters of credit can be issued under the secured letter of credit facilities for the purposes of supporting insurance and reinsurance obligations.
(2)The Facility agreements allow for additional capacity in the form of accordions and uncommitted amounts. The maximum additional capacity from the lenders as of March 31, 2026, was: Lloyds Bank plc $65.0 million; Citibank N.A. London Branch $200.0 million; Barclays Bank plc $65.0 million; and Bank of Montreal $60.0 million.
The following table shows the value of the collateral underlying the secured letter of credit facilities:

Bank	March 31, 2026
Lloyds Bank plc	$57.4
Citibank N.A. London branch	17.4
Barclays Bank plc	36.5
Bank of Montreal	52.2
Total	$163.5
The Company's letter of credit facilities are generally bilateral agreements with one to three year terms. The letters of credit issued under the secured letter of credit facilities are fully collateralized. Each of the above facilities are subject to various affirmative, negative and financial covenants that the Company considers to be customary for such borrowings including certain minimum net worth and maximum debt to capitalization standards.
b.Legal proceedings
Similar to the rest of the insurance and reinsurance industry, the Company is from time to time subject to litigation, arbitration and other dispute resolution proceedings in the ordinary course of its business. Such matters generally arise from questions of insurance or reinsurance coverage, including coverage disputes arising from notable natural catastrophes and man-made loss events, the interpretation or application of policy or contract terms, claims handling activities or the enforcement of the Company’s rights and obligations under insurance or reinsurance agreements, and may involve efforts to collect amounts due to the Company or to defend against claims asserted by policyholders, cedants, reinsurers or other counterparties. The Company may also be involved in the investigation, conduct and defense of other potential litigation, disputes and regulatory or governmental inquiries, including matters relating to underwriting or administrative errors or omissions, employment-related claims or other operational or commercial disputes, from time to time in the ordinary course of business. Pursuant to the Company’s insurance and reinsurance arrangements, a number of these disputes are resolved by arbitration or other forms of alternative dispute resolution, or through negotiated resolution, and the Company considers the status of such matters in establishing its reserves for losses and loss adjustment expenses, as appropriate. The Company is not a party to any litigation or governmental or other proceeding that it believes will have a material impact on the Company’s financial position, results of operations or liquidity.
c.Concentration of credit risk
Credit risk arises out of the failure of a counterparty to perform according to the terms of the contract. The Company underwrites a significant portion of its (re)insurance business through brokers and as a result credit risk exists should any of these brokers be unable to fulfil their contractual obligations with respect to the payments of premium or failure to pass on claims, if there is risk transfer, to the Company. The Company has policies and standards in place to manage and monitor the credit risk of intermediaries with a focus on day-to-day monitoring of the largest positions. Note 9 (Reinsurance and Retrocessional Reinsurance) describes the credit risk related to the Company’s reinsurance recoverables.